STOCKHOLDERS’ DEFICIT (Details Narrative)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 26, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 £ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized			400,000,000	400,000,000			400,000,000
Common stock, par value | (per share)			$ 0.0001	$ 0.0001	£ 0.0001	£ 0.0001	$ 0.0001
Common stock, shares outstanding			2,000	2,000			1,000
Common stock, shares issued			2,000	2,000			1,000
Murphy Canyon Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000			1,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued			0	0			0
Preferred stock, shares outstanding			0	0			0
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares			2,187,728	13,225,000
Stock Redeemed or Called During Period, Shares			11,037,272
Stock Redeemed or Called During Period, Value | $	$ 114,000,000	$ 114,068,280		$ 1,876,183
Share issued price per share | $ / shares	$ 0.035
Warrant exercise price | $ / shares			$ 0.01	$ 0.01
Murphy Canyon Acquisition Corp [Member] | Warrant [Member]
Class of Stock [Line Items]
Share price per shares | $ / shares			$ 18.00	$ 18.00
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding, value | $			$ 23,276,000	$ 23,276,000
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrant expected term			5 years	5 years
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement inputs			22	22
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs			0	0
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs			1.76	1.76
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000			100,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Voting Rights			Holders of Class A common stock are entitled to one vote for each share	Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares outstanding			754,000	754,000			0
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares			2,187,728	13,225,000			13,225,000
Stock Redeemed or Called During Period, Value | $			$ 114,068,280
Share issued price per share | $ / shares			$ 10.33
Common stock, shares issued			754,000	754,000			0
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000	10,000,000			10,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding			3,306,250	3,306,250			3,306,250
Common stock, shares issued			3,306,250	3,306,250			3,306,250